Income and social contribution taxes (Details) - Schedule of deferred income tax and social contribution tax assets and liabilities - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Noncurrent
Tax loss carryforwards (NOL)	R$ 141,860	R$ 63,066
Biological assets	2,133	1,389
Financial lease	24,820	13,886
Contingency, bonuses and fair value	26,709	4,794
Derivative financial instruments	7,767	4,720
Allowance for expected credit losses	775	890
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	2,182	2,550
Subscription warrant	4,665	358
Total non-current assets	211,081	91,823
Liabilities
Biological assets	87,901	27,735
Surplus on investment	1,733	1,733
Costs of transactions	2,996	570
Provision of residual value and useful life of PPE assets	2,592	981
Accelerated depreciation of assets for rural activity	43,516	44,606
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	26,714	26,947
Total	165,452	102,572
Deferred assets, net	72,343	23,282
Deferred liabilities, net	(26,714)	(34,031)
Net balance	R$ 45,629	R$ (10,749)